Significant Accounting Policies - Additional Information (Details) $ in Millions	Jan. 01, 2019 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Additional impact on provisions and retained earnings recognized for previously recorded straight-line rental costs under IAS 17	$ 6.1